Retirement Plan	12 Months Ended
Dec. 31, 2021
Starry, Inc [Member]
Retirement Plan
Note 15. Retirement plan
The Company makes available a 401(k) defined contribution savings plan (the “401(k) Plan”) for its employees. The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis, subject to legal limitations. Under such a plan, employees may make voluntary contributions. For the years ended December 31, 2021 and 2020, there was no employer matching contribution made to the 401(k) Plan.